Structured entities	12 Months Ended
Dec. 31, 2020
33. Structured entities
Structured entities

33 Structured entities

A structured entity is an entity in which voting or similar rights are not the dominant factor in deciding control. Structured entities are generally created to achieve a narrow and well-defined objective with restrictions around their ongoing activities.

Depending on the Barclays Bank Group’s power over the activities of the entity and its exposure to and ability to influence its own returns, it may consolidate the entity. In other cases, it may sponsor or have exposure to such an entity but not consolidate it.

Consolidated structured entities

The Barclays Bank Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities:

▪Securitisation: The Barclays Bank Group uses securitisation as a source of financing and a means of risk transfer. Refer to Note 35 for further detail.

▪Commercial paper (CP) and medium-term note conduits: The Barclays Bank Group provided £11.7bn (2019: £8.3bn) in undrawn contractual backstop liquidity facilities to CP conduits.

▪Employee benefit trusts: The Barclays Bank Group provides capital contributions to employee benefit trusts to enable them to meet obligations to employees in relation to share-based remuneration arrangements.

▪Other trusts: During 2020, the Barclays Bank Group provided undrawn liquidity facilities of £2.9bn (2019: £2.5bn) to certain trusts.

Unconsolidated structured entities in which the Barclays Bank Group has an interest

An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns arising from the performance of the entity for the Barclays Bank Group. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to the Barclays Bank Group, lending, loan commitments, financial guarantees and investment management agreements.

Interest rate swaps, foreign exchange derivatives that are not complex and which expose the Barclays Bank Group to insignificant credit risk by being senior in the payment waterfall of a securitisation and derivatives that are determined to introduce risk or variability to a structured entity are not considered to be an interest in an entity and have been excluded from the disclosures below.

The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2020
Assets
Trading portfolio assets	-	11,361	-	-	11,361
Financial assets at fair value through the income statement	56,265	-	-	2,780	59,045
Derivative financial instruments	-	-	2,968	-	2,968
Financial assets at fair value through other comprehensive income	-	-	-	153	153
Loans and advances at amortised cost	-	-	-	18,418	18,418
Reverse repurchase agreements and other similar secured lending	10	-	-	-	10
Other assets	-	-	-	11	11
Total assets	56,275	11,361	2,968	21,362	91,966
Liabilities
Derivative financial instruments	-	-	7,075	-	7,075

As at 31 December 2019
Assets
Trading portfolio assets	-	9,585	-	76	9,661
Financial assets at fair value through the income statement	32,859	-	-	2,500	35,359
Derivative financial instruments	-	-	2,369	-	2,369
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	-	-	-	17,092	17,092
Reverse repurchase agreements and other similar secured lending	77	-	-	-	77
Other assets	-	-	-	22	22
Total assets	32,936	9,585	2,369	20,081	64,971
Liabilities
Derivative financial instruments	-	-	3,171	2,437	5,608

Secured financing arrangements, short-term traded interests and traded derivatives are typically managed under market risk management policies described in the Market risk management section which includes an indication of the change of risk measures compared to last year. For this reason, the total assets of these entities are not considered meaningful for the purposes of understanding the related risks and so have not been presented. Other interests include conduits and lending where the interest is driven by normal customer demand.

Secured financing

The Barclays Bank Group routinely enters into reverse repurchase contracts, stock borrowing and similar arrangements on normal commercial terms where the counterparty to the arrangement is a structured entity. Due to the nature of these arrangements, especially the transfer of collateral and ongoing margining, the Barclays Bank Group has minimal exposure to the performance of the structured entity counterparty. This includes margin lending which is presented under financial assets at fair value through the income statement to align to the balance sheet presentation.

Short-term traded interests

The Barclays Bank Group buys and sells interests in structured entities as part of its trading activities, for example, retail mortgage-backed securities, collateralised debt obligations and similar interests. Such interests are typically held individually or as part of a larger portfolio for no more than 90 days. In such cases, the Barclays Bank Group typically has no other involvement with the structured entity other than the securities it holds as part of trading activities and its maximum exposure to loss is restricted to the carrying value of the asset.

As at 31 December 2020, £10,682m (2019: £8,903m) of the Barclays Bank Group’s £11,361m (2019: £9,585m) short-term traded interests were comprised of debt securities issued by asset securitisation vehicles.

Traded derivatives

The Barclays Bank Group enters into a variety of derivative contracts with structured entities which reference market risk variables such as interest rates, foreign exchange rates and credit indices among other things. The main derivative types which are considered interests in structured entities include index-based and entity specific credit default swaps, balance guaranteed swaps, total return swaps, commodities swaps, and equity swaps. A description of the types of derivatives and the risk management practices are detailed in Note 13. The risk of loss may be mitigated through ongoing margining requirements as well as a right to cash flows from the structured entity which are senior in the payment waterfall. Such margining requirements are consistent with market practice for many derivative arrangements and in line with the Barclays Bank Group’s normal credit policies.

Derivative transactions require the counterparty to provide cash or other collateral under margining agreements to mitigate counterparty credit risk. The Barclays Bank Group is mainly exposed to settlement risk on these derivatives which is mitigated through daily margining. Total notional contract amounts were £153,894m (2019: £314,170m).

Except for credit default swaps where the maximum exposure to loss is the swap notional amount, it is not possible to estimate the maximum exposure to loss in respect of derivative positions as the fair value of derivatives is subject to changes in market rates of interest, exchange rates and credit indices which by their nature are uncertain. In addition, the Barclays Bank Group’s losses would be subject to mitigating action under its traded market risk and credit risk policies that require the counterparty to provide collateral in cash or other assets in most cases.

Other interests in unconsolidated structured entities

The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Other	Total
	£m	£m	£m	£m
As at 31 December 2020
Trading portfolio assets	-	-	-	-
Financial assets at fair value through the income statement	-	15	2,765	2,780
Financial assets at fair value through other comprehensive income	-	106	47	153
Loans and advances at amortised cost	5,146	12,475	797	18,418
Other assets	8	3	-	11
Total on-balance sheet exposures	5,154	12,599	3,609	21,362
Total off-balance sheet notional amounts	11,750	7,531	-	19,281
Maximum exposure to loss	16,904	20,130	3,609	40,643
Total assets of the entity	87,004	153,990	14,110	255,104

As at 31 December 2019
Trading portfolio assets	-	-	76	76
Financial assets at fair value through the income statement	-	-	2,500	2,500
Financial assets at fair value through other comprehensive income	-	-	391	391
Loans and advances at amortised cost	5,930	7,874	3,288	17,092
Other assets	17	4	1	22
Total on-balance sheet exposures	5,947	7,878	6,256	20,081
Total off-balance sheet notional amounts	8,649	3,732	1,621	14,002
Maximum exposure to loss	14,596	11,610	7,877	34,083
Total assets of the entity	78,716	139,210	16,139	234,065

Maximum exposure to loss

Unless specified otherwise below, the Barclays Bank Group’s maximum exposure to loss is the total of its on-balance sheet positions and its off-balance sheet arrangements, being loan commitments and financial guarantees. Exposure to loss is mitigated through collateral, financial guarantees, the availability of netting and credit protection held.

Multi-seller conduit programme

The multi-seller conduit engages in providing financing to various clients and holds whole or partial interests in pools of receivables or similar obligations. These instruments are protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit. The Barclays Bank Group’s off-balance sheet exposure included in the table above represents liquidity facilities that are provided to the conduit for the benefit of the holders of the commercial paper issued by the conduit and will only be drawn where the conduit is unable to access the commercial paper market. If these liquidity facilities are drawn, the Barclays Bank Group is protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit.

Lending

The portfolio includes lending provided by the Barclays Bank Group to unconsolidated structured entities in the normal course of its lending business to earn income in the form of interest and lending fees and includes loans to structured entities that are generally collateralised by property, equipment or other assets. All loans are subject to the Barclays Bank Group’s credit sanctioning process. Collateral arrangements are specific to the circumstances of each loan with additional guarantees and collateral sought from the sponsor of the structured entity for certain arrangements. During the period the Barclays Bank Group incurred an impairment of £22m (2019: £7m) against such facilities.

Other

This includes fair value loans with structured entities where the market risk is materially hedged with corresponding derivative contracts, interests in debt securities issued by securitisation vehicles and drawn and undrawn loan facilities to these entities. In addition, other includes investment funds with interests restricted to management fees based on the performance of the fund and trusts held on behalf of beneficiaries with interests restricted to unpaid fees.

Assets transferred to sponsored unconsolidated structured entities

Assets transferred to sponsored unconsolidated structured entities were £730m (2019: £471m)